Issued share capital, share premium account and share options (Details) - EUR (€) € / shares in Units, € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Authorized capital	€ 10.7	€ 10.7	€ 11.2
Issued capital	6.8	6.7	6.5
Ordinary shares.
Disclosure of classes of share capital [line items]
Authorized capital	€ 9.3	€ 9.3	€ 9.8
Number of shares authorized	1,550,000,000
Par value	€ 0.00600	€ 0.00600	€ 0.00600
Number of shares issued	1,134,528,528	1,128,062,028	1,089,181,737
Issued capital	€ 6.8	€ 6.7	€ 6.5
Class B share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7	0.7	0.7
Number of shares authorized	1,368,000,000
Par value	€ 0.00050
Deferred Share
Disclosure of classes of share capital [line items]
Authorized capital	€ 0.7	€ 0.7	€ 0.7
Number of shares authorized	1,368,000,000
Par value	€ 0.00050